Transactions with Related Parties - Compensation for the Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries	₩ 5,673	₩ 4,139	₩ 3,487
Defined benefits plan expenses	1,362	1,005	761
Share option	977	2,542	1,598
Compensation for the key management	₩ 8,012	₩ 7,686	₩ 5,846